Organization and Business Description (Details Narrative)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Aug. 02, 2022 $ / shares shares	Mar. 10, 2022 $ / shares	Feb. 22, 2022
Shares issued	13,500,000	11,250,000	11,250,000
Common stock par value per share | (per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Success Elite Development Limited [Member]
Equity ownership interest	100.00%				100.00%
FBSSG [Member]
Equity ownership interest					100.00%
SEDL [Member]
Equity ownership interest			100.00%
FBS Cayman [Member]
Equity ownership interest			100.00%